Borrowings (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of borrowing costs [Abstract]
Opening balance	$ 2,033	$ 2,050	$ 2,050
Proceeds from borrowings	1,526	154	168
Repayment of borrowings	(811)	(82)	(123)
Finance costs paid on borrowings	(69)	(61)	(122)
Interest charged to the income statement	62	62	127
Deferred loan fees	0	(9)	(7)
Reclassification of finance leases to lease liabilities	0	(60)	(60)
Translation	(13)	1	0
Closing balance	2,728	2,055	2,033
Finance costs paid on borrowings	69	61	122
Capitalised finance cost	(7)	0	(6)
Commitment fees, environmental guarantees fees and other	5	7	12
Total finance costs paid	67	$ 68	128
Translation	$ 7		$ 2